---------------------------
                                                     OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570

                                                     Expires: October 31, 2006

                                                     Estimated average burden
                                                     hours per response: 19.3
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-21531
                                   ---------------------------------------------


                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   1800 Bayberry Court, Suite 103        Richmond, Virginia           23226
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)


                              Wade R. Bridge, Esq.


Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                     ---------------------------

Date of fiscal year end:      June 30, 2005
                          ---------------------------------------

Date of reporting period:     December 31, 2004
                          ---------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
   ==========================================================================





                   -------------------------------------------
                                   TFS MARKET
                                  NEUTRAL FUND
                   -------------------------------------------
                                 A SERIES OF THE
                          TFS Capital Investment Trust
                   -------------------------------------------





















      INVESTMENT ADVISER                                  ADMINISTRATOR
      ------------------                                  -------------
       TFS CAPITAL LLC                              ULTIMUS FUND SOLUTIONS, LLC
1800 Bayberry Court, Suite 103                             P.O. Box 46707
   Richmond, Virginia 23226                         Cincinnati, Ohio 45246-0707
                                                           1.888.534.2001





   ==========================================================================
 -------------------------------------------------------------------------------

[GRAPHIC    TFS
 OMITTED]   CAPITAL
================================================================================
                                                    TFS CAPITAL INVESTMENT TRUST



                                                                January 31, 2005




Dear Investor:

Enclosed is the first Semi-Annual Report to shareholders of the TFS Market Neutral Fund. A similar report will be mailed following the close of the Fund's fiscal year on June 30th.

On behalf of the Fund and its portfolio manager, TFS Capital LLC, I'd like to welcome you and thank you for your investment. We hope that you find this information helpful. Additional information on the fund can be obtained at WWW.TFSCAPITAL.COM.


Regards,


/s/ Larry S. Eiben

Larry S. Eiben
Chief Operating Officer
TFS Capital LLC





                                   Distributed by Ultimus Fund Distributors, LLC
TFS Market Neutral Fund    P.O. Box 46707   Cincinnati, Ohio 45246    Phone:  1-888-534-2001    Fax:  513-587-3438

                    TFS MARKET NEUTRAL FUND VS S&P 500 INDEX
                              NET SECTOR EXPOSURE*
                      AS OF DECEMBER 31, 2004 (UNAUDITED)

                              [GRAPHIC OMITTED]


                                         TFS             S&P 500
                                 Market Neutral Fund      Index
                               --------------------------------------
Consumer Discretionary                  -2.7%             11.9%
Consumer Staples                        -1.1%             10.5%
Energy                                   6.7%              7.2%
Financials                               6.1%             20.6%
Health Care                             -2.7%             12.7%
Industrials                             12.9%             11.8%
Information Technology                  11.9%             16.1%
Materials                                0.0%              3.1%
Telecommunication Services               0.4%              3.3%
Utilities                               -4.0%              2.9%

--------------------------------------------------------------------------------

   TFS MARKET NEUTRAL FUND                    TFS MARKET NEUTRAL FUND
    TOP 10 LONG POSITIONS                     TOP 10 SHORT POSITIONS
 DECEMBER 31, 2004 (UNAUDITED)             DECEMBER 31, 2004 (UNAUDITED)

                           % OF NET                                    % OF NET
  SECURITY DESCRIPTION      ASSETS  SECURITY DESCRIPTION                ASSETS
-------------------------- -------- -----------------------           ----------
Pantry, Inc.                 1.00%  Cash America International, Inc.    -0.94%
IHOP Corp.                   0.93%  H.B. Fuller Co.                     -0.90%
Southern Union Co.           0.89%  USG Corp.                           -0.90%
Wellcare Group, Inc.         0.84%  KFX, Inc.                           -0.81%
RPC, Inc.                    0.84%  Ionics, Inc.                        -0.80%
Cantel Medical Corp.         0.83%  Unova, Inc.                         -0.80%
Lecroy Corp.                 0.82%  Shuffle Master, Inc.                -0.79%
Genitope Corp.               0.79%  Portfolio Recovery Associates, Inc. -0.76%
Select Medical Corp.         0.78%  Affiliated Managers Group, Inc.     -0.75%
Blount International, Inc    0.78%  Sonic Solutions                     -0.75%

* The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.

TFS MARKET NEUTRAL FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2004 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
  At acquisition cost                                               $5,495,742
                                                                    ==========
  At value (Note 2)                                                 $6,025,484
Deposits with brokers for securities sold short (Note 2)             2,956,426
Dividends and interest receivable                                        3,613
Receivable for capital shares sold                                     263,318
Receivable for investment securities sold                              267,258
Receivable from Advisor (Note 4)                                        22,685
Other assets                                                             7,018
                                                                    ----------
  TOTAL ASSETS                                                       9,545,802
                                                                    ----------

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $3,229,122)       3,683,165
Payable for capital shares redeemed                                      1,400
Payable for investment securities purchased                            454,548
Dividends payable on securities sold short (Note 2)                      6,961
Payable to Administrator (Note 4)                                        4,970
Other accrued expenses                                                   4,708
                                                                    ----------
  TOTAL LIABILITIES                                                  4,155,752
                                                                    ----------

NET ASSETS                                                          $5,390,050
                                                                    ==========

NET ASSETS CONSIST OF:
Paid-in capital                                                      $5,294,676
Accumulated net investment loss                                        (10,697)
Accumulated net realized gains from security transactions               30,372
Net unrealized appreciation (depreciation) on:
  Investments                                                          529,742
  Short positions                                                     (454,043)
                                                                    ----------
NET ASSETS                                                          $5,390,050
                                                                    ==========

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                           521,440
                                                                    ==========

Net asset value, redemption price and offering price per
  share (a) (Note 2)                                                $    10.34
                                                                    ==========

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2004(a) (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends                                                         $   26,402
  Interest                                                                 126
                                                                    ----------
                                                                        26,528
                                                                    ----------

EXPENSES
  Investment advisory fees (Note 4)                                     24,190
  Trustees' fees and expenses                                           11,042
  Dividend expense                                                      10,346
  Accounting services fees (Note 4)                                      9,542
  Insurance expense                                                      8,653
  Professional fees                                                      7,638
  Custodian fees                                                         7,115
  Compliance service fees (Note 4)                                       7,000
  Administration fees (Note 4)                                           6,400
  Postage and supplies                                                   5,326
  Transfer agent fees (Note 4)                                           4,800
  Pricing fees                                                           1,352
  Registration fees                                                      1,133
  Other expenses                                                           927
                                                                    ----------
   TOTAL EXPENSES                                                      105,464
  Fees waived and expenses reimbursed (Note 3)                         (68,239)
                                                                    ----------
   NET EXPENSES                                                         37,225
                                                                    ----------

NET INVESTMENT LOSS                                                    (10,697)
                                                                    ----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

  Net realized gains from security transactions                         33,991

  Net change in unrealized appreciation (depreciation) on:
    Investments                                                        529,742
    Short positions                                                   (454,043)
                                                                    ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                       109,690
                                                                    ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   98,993
                                                                    ==========

(a) Represents the period from the commencement of operations (September 7, 2004) through December 31, 2004.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2004(a) (UNAUDITED)
================================================================================
FROM OPERATIONS
  Net investment loss                                               $  (10,697)
  Net realized gains from security transactions                         33,991
  Net change in unrealized appreciation (depreciation) on:
    Investments                                                        529,742
    Short positions                                                   (454,043)
                                                                    ----------
Net increase in net assets from operations                              98,993
                                                                    ----------

FROM DISTRIBUTIONS
  Distributions from net realized gains                                 (3,619)
                                                                    ----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                          5,192,757
  Net asset value of shares issued in reinvesment of
    distributions to shareholders                                        3,619
  Payments for shares redeemed                                          (1,700)
                                                                    ----------
Net increase in net assets from capital share transactions           5,194,676
                                                                    ----------

TOTAL INCREASE IN NET ASSETS                                         5,290,050

NET ASSETS
  Beginning of period                                                  100,000
                                                                    ----------
  End of period                                                     $5,390,050
                                                                    ==========

ACCUMULATED NET INVESTMENT LOSS                                      $ (10,697)
                                                                    ==========

CAPITAL SHARE ACTIVITY
  Shares sold                                                          511,255
  Shares issued in reinvestment of distributions to shareholders           350
  Shares redeemed                                                         (165)
                                                                    ----------
    Net increase in shares outstanding                                 511,440
  Shares outstanding, beginning of period                               10,000
                                                                    ----------
  Shares outstanding, end of period                                    521,440
                                                                    ==========

(a) Represents the period from the commencement of operations (September 7, 2004) through December 31, 2004.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND

FINANCIAL HIGHLIGHTS
================================================================================
                                                                   Period Ended
                                                                    December 31,
                                                                      2004(a)
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:       (Unaudited)
--------------------------------------------------------------------------------

  Net asset value at beginning of period                            $    10.00
                                                                    ----------

  Income from investment operations:
    Net investment loss                                                  (0.02)
    Net realized and unrealized gains on investments                      0.37
                                                                    ----------
  Total from investment operations                                        0.35
                                                                    ----------

  Less distributions:
    Distributions from net realized gains                                (0.01)
                                                                    ----------

  Net asset value at end of period                                  $    10.34
                                                                    ==========

RATIOS AND SUPPLEMENTAL DATA:

  Total return (b)                                                      3.47%(c)
                                                                    ==========

  Net assets at end of period (000's)                                  $ 5,390
                                                                    ==========

  Ratio of gross expenses to average net assets                         9.65%(f)

  Ratio of gross expenses to average net assets excluding
    dividend expense (d)                                                8.71%(f)

  Ratio of net expenses to average net assets excluding
    dividend expense (d) (e)                                            2.45%(f)

  Ratio of net investment loss to average net assets (e)              (0.98%)(f)

  Portfolio turnover rate                                               522% (f)
--------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (September 7, 2004) through December 31, 2004.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reivested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions of the redemption of Fund shares.

(c)  Not annualized.

(d) Dividend expense totaled 0.94% (f) of average net assets for the period ended December 31, 2004.

(e)  Ratio was determined after advisory fee waivers and expense reimbursements.

(f)  Annualized.


See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004 (UNAUDITED)
================================================================================
 SHARES  COMMON STOCKS - 94.8%                                          VALUE
--------------------------------------------------------------------------------
         CONSUMER DISCRETIONARY - 11.8%
  2,000  99 Cents Only Stores (a) (b)                               $   32,320
  1,500  Adesa, Inc.                                                    31,830
    900  Albany International Corp. - Class A                           31,644
  2,700  Ashworth, Inc. (a)                                             29,403
    800  Banta Corp. (b)                                                35,808
  1,400  Big 5 Sporting Goods Corp. (b)                                 40,796
  1,000  Brink's Co. (The) (b)                                          39,520
  1,100  Buckle, Inc. (The) (b)                                         32,450
  1,000  Cato Corp. (The) - Class A                                     28,820
  1,000  CSS Industries, Inc. (b)                                       31,760
    600  Choice Hotels International, Inc. (b)                          34,800
  1,100  Education Management Corp. (a) (b)                             36,311
    335  Empire Resorts, Inc. (a)                                        3,735
  1,400  Ennis Business Forms, Inc. (b)                                 26,950
  1,400  First Cash Financial Services, Inc. (a) (b)                    37,394
    900  John Wiley & Sons, Inc. - Class A (b)                          31,356
    500  Media General, Inc. - Class A (b)                              32,405
    800  Regis Corp. (b)                                                36,920
  3,500  Rent-Way, Inc. (a)                                             28,035
  1,600  TRW Automotive Holdings Corp. (a) (b)                          33,120
                                                                    ----------
                                                                       635,377
                                                                    ----------
         CONSUMER STAPLES - 5.0%
  1,600  7-Eleven, Inc. (a) (b)                                         38,320
  1,900  Domino's Pizza, Inc. (b)                                       33,820
  1,200  Fossil, Inc. (a)                                               30,768
  1,200  IHOP Corp. (b)                                                 50,268
  2,450  Ingles Markets, Inc. - Class A (b)                             30,355
  1,700  Movado Group, Inc.                                             31,705
  1,800  Pantry, Inc. (The) (a)                                         54,162
                                                                    ----------
                                                                       269,398
                                                                    ----------
         ENERGY - 9.1%
    600  Atwood Oceanics, Inc. (a)                                      31,260
  1,500  Cleco Corp.                                                    30,390
  1,700  El Paso Electric Co. (a)                                       32,198
  1,400  Holly Corp. (b)                                                39,018
  1,900  Hornbeck Offshore Services, Inc. (a) (b)                       36,670
    500  Houston Exploration Co. (The) (a)                              28,155
    800  Hydril (a) (b)                                                 36,408
  2,300  KCS Energy, Inc. (a)                                           33,994
  1,800  Oil States International, Inc. (a) (b)                         34,722
  1,800  RPC, Inc. (b)                                                  45,216
  2,600  Superior Energy Services, Inc. (a) (b)                         40,066
    800  Universal Compression Holdings, Inc. (a) (b)                   27,928

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 SHARES  COMMON STOCKS - 94.8% (Continued)                              VALUE
--------------------------------------------------------------------------------
         ENERGY - 9.1% (Continued)
  1,400  W-H Energy Services, Inc. (a) (b)                          $   31,304
  1,400  WESCO International, Inc. (a) (b)                              41,496
                                                                    ----------
                                                                       488,825
                                                                     ----------
         FINANCIALS - 14.9%
    100  Alleghany Corp. (a)                                            28,525
  1,200  Allmerica Financial Corp. (a)                                  39,396
  2,000  Apollo Investment Corp.                                        30,200
  1,800  Archipelago Holdings, Inc. (a) (b)                             37,764
  1,600  BankAtlantic Bancorp, Inc. - Class A (b)                       31,840
  1,000  BankUnited Financial Corp. - Class A (a)                       31,950
  1,200  CB Richard Ellis Group, Inc. - Class A (a) (b)                 40,260
  1,500  Center Financial Corp.                                         30,030
  1,000  Chittenden Corp.                                               28,730
  2,300  Collegiate Funding Services (a) (b)                            32,407
  1,400  eFunds Corp. (a)                                               33,614
  1,800  Franklin Bank Corp. (a)                                        32,850
  1,100  GB&T Bancshares, Inc. (b)                                      26,532
    600  Gabelli Asset Management, Inc.                                 29,112
  1,100  Global Signal, Inc.                                            30,294
    600  ITLA Capital Corp. (a) (b)                                     35,274
  5,800  Instinet Group, Inc. (a) (b)                                   34,974
    800  International Bancshares Corp. (b)                             31,504
    900  Jones Lang LaSalle, Inc. (a)                                   33,669
  1,000  National Financial Partners Corp. (b)                          38,800
  3,000  Partners Trust Financial Group, Inc. (b)                       34,950
  1,200  Placer Sierra Banchares                                        34,128
  1,200  Signature Bank (a) (b)                                         38,832
  2,400  Universal American Financial Corp. (a) (b)                     37,128
                                                                    ----------
                                                                       802,763
                                                                    ----------
         HEALTHCARE - 11.0%
  3,600  Alliance Imaging, Inc. (a) (b)                                 40,500
  1,000  American Physicians Capital, Inc. (a) (b)                      36,020
  9,300  Aphton Corp. (a)                                               28,923
  1,600  Aspect Medical Systems, Inc. (a) (b)                           39,136
  4,200  Caliper Life Sciences, Inc. (a) (b)                            31,626
  1,200  Cantel Medical Corp. (a) (b)                                   44,904
  1,000  Genesis HealthCare Corp. (a) (b)                               35,030
  2,500  Genitope Corp. (a)                                             42,600
  3,900  Lexicon Genetics, Inc. (a)                                     30,245
  1,200  LIFE TIME FITNESS, Inc. (a)                                    31,056
  1,000  Lifeline Systems, Inc. (a) (b)                                 25,760
  1,700  Mannkind Corp. (a)                                             26,775
  4,600  NovaMed, Inc. (a)                                              30,268

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 SHARES  COMMON STOCKS - 94.8% (Continued)                              VALUE
--------------------------------------------------------------------------------
         HEALTHCARE - 11.0% (Continued)
    500  Pediatrix Medical Group, Inc. (a)                          $   32,025
  1,978  Res-Care, Inc. (a) (b)                                         30,105
  2,400  Select Medical Corp. (b)                                       42,240
  1,400  WellCare Health Plans, Inc. (a) (b)                            45,500
                                                                    ----------
                                                                       592,713
                                                                    ----------
         INDUSTRIALS - 18.9%
    900  AMETEK, Inc. (b)                                               32,103
  1,200  Applied Industrial Technologies, Inc.                          32,880
  2,400  Blount International, Inc. (a) (b)                             41,808
  1,000  Bucyrus International, Inc. (b)                                40,640
  1,400  Compass Minerals International, Inc. (b)                       33,922
  1,700  Covenant Transport, Inc. (a) (b)                               35,394
  1,600  Dynamex, Inc. (a) (b)                                          29,648
  1,600  Essex Corp. (a) (b)                                            32,400
  1,800  First Advantage Corp. - Class A (a) (b)                        36,720
  1,100  Genessee & Wyoming, Inc. - Class A (a)                         30,943
    400  Genlyte Group, Inc. (The) (a) (b)                              34,272
  1,000  Greenbrier Cos., Inc. (The)                                    33,850
    600  Harsco Corp. (b)                                               33,444
    400  Kennametal, Inc. (b)                                           19,908
  1,700  Laidlaw International, Inc. (a)                                36,380
    900  MTC Technologies, Inc. (a)                                     30,213
  1,000  MarineMax, Inc. (a)                                            29,760
  1,200  Marine Products Corp.                                          31,332
  1,600  Multi-Fineline Electronix, Inc. (a) (b)                        29,184
    900  Nordson Corp. (b)                                              36,063
  1,000  Old Dominion Freight Line, Inc. (a) (b)                        34,800
  1,700  Pacer International, Inc. (a) (b)                              36,142
  2,200  Perini Corp. (a) (b)                                           36,718
  1,400  Raven Industries, Inc.                                         29,834
  2,300  Republic Airways Holdings, Inc. (a)                            30,521
    800  Siliconix, Inc. (a) (b)                                        29,192
    900  Simpson Manufacturing Co., Inc.                                31,410
  1,400  Sirva, Inc. (a) (b)                                            26,908
  1,240  U.S. Xpress Enterprises, Inc. (a) (b)                          36,332
  1,400  Wabtec Corp.                                                   29,848
  1,600  Werner Enterprises, Inc. (b)                                   36,224
                                                                    ----------
                                                                     1,018,793
                                                                    ----------

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 SHARES  COMMON STOCKS - 94.8% (Continued)                              VALUE
--------------------------------------------------------------------------------
         INFORMATION TECHNOLOGY - 15.9%
  1,600  AMX Corp. (a)                                              $   26,352
  2,000  Blackbaud, Inc. (a)                                            29,280
  1,400  Catapult Communications Corp. (a)                              33,824
  3,400  Concur Technologies, Inc. (a)                                  30,294
  1,900  Covansys Corp. (a)                                             29,070
  1,800  Digi International, Inc. (a)                                   30,942
  3,200  eSpeed, Inc. - Class A (a) (b)                                 39,584
  2,000  Ixia (a) (b)                                                   33,620
  1,100  Intergraph Corp. (a)                                           29,623
  9,310  Interland, Inc. (a)                                            30,444
  1,300  Kanbay International, Inc. (a)                                 40,690
  2,000  Keane, Inc. (a) (b)                                            29,400
  4,700  Lawson Software, Inc. (a)                                      32,289
  1,900  LeCroy Corp. (a) (b)                                           44,346
  1,300  ManTech International Corp. - Class A (a)                      30,862
  1,200  Open Solutions, Inc. (a) (b)                                   31,152
    800  Plantronics, Inc. (b)                                          33,176
  1,600  Progress Software Corp. (a) (b)                                37,360
  2,000  RightNow Technologies, Inc. (a)                                32,300
  2,400  SiRF Technology Holdings, Inc. (a) (b)                         30,528
  4,400  SonicWALL, Inc. (a) (b)                                        27,808
  1,600  SS&C Technologies, Inc. (b)                                    33,040
  1,500  SYNNEX Corp. (a) (b)                                           36,090
  1,500  TNS, Inc. (a) (b)                                              32,775
  1,900  Virage Logic Corp. (a) (b)                                     35,283
  3,400  Western Digital Corp. (a) (b)                                  36,856
                                                                    ----------
                                                                       856,988
                                                                    ----------
         MATERIALS - 4.8%
  4,000  Anchor Glass Container Corp. (b)                               26,880
  1,800  Astec Industries, Inc. (a)                                     30,978
  1,600  Brush Engineered Materials, Inc. (a)                           29,600
  1,600  Kadant, Inc. (a) (b)                                           32,800
    900  Lubrizol Corp. (The) (b)                                       33,174
  1,700  Material Sciences Corp. (a)                                    30,583
  1,000  NCI Building Systems, Inc. (a) (b)                             37,500
  1,100  Westlake Chemical Corp. (b)                                    36,740
                                                                    ----------
                                                                       258,255
                                                                    ----------
         TELECOMMUNICATIONS - 1.2%
  4,000  Centennial Communications Corp. (a)                            31,720
  1,800  Journal Communications, Inc.                                   32,526
                                                                    ----------
                                                                        64,246
                                                                    ----------

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 SHARES  COMMON STOCKS - 94.8% (Continued)                              VALUE
--------------------------------------------------------------------------------
         UTILITIES - 2.2%
    400  AGL Resources, Inc. (b)                                    $   13,296
    700  Crosstex Energy, Inc.                                          29,330
    500  Energen Corp.                                                  29,475
  2,000  Southern Union Co. (a) (b)                                     47,960
                                                                    ----------
                                                                       120,061
                                                                    ----------

         TOTAL COMMON STOCKS (Cost $4,585,003)                      $5,107,419
                                                                    ----------

================================================================================
 SHARES  CLOSED-END FUNDS - 6.9%                                        VALUE
--------------------------------------------------------------------------------
  1,700  AIM Select Real Estate Income Fund                         $   29,750
  1,700  Cohen & Steers REIT and Utility Income Fund, Inc.              31,892
  1,600  Cohen & Steers Select Utility Fund, Inc.                       31,712
  1,900  First Trust Value Line Dividend Fund                           29,336
  1,700  John Hancock Tax-Advantage Dividend Income Fund                30,583
  2,100  ING Clarion Global Real Estate Income Fund                     31,941
  2,300  Muni Intermediate Duration Fund, Inc.                          30,475
  2,400  Pioneer Tax Advantage Balanced Fund                            31,056
  2,300  Salmon Brothers Fund, Inc. (The)                               29,900
  1,800  Salomon Brothers Capital and Income Fund, Inc.                 31,644
  1,800  Scudder RREEF Real Estate Fund II                              30,312
  1,700  Tri-Continental Corp.                                          31,076
                                                                    ----------

         TOTAL CLOSED-END FUNDS (Cost $362,410)                     $  369,677
                                                                    ----------

================================================================================
 SHARES  REAL ESTATE INVESTMENT TRUSTS - 2.1%                           VALUE
--------------------------------------------------------------------------------
         DIVERSIFIED - 0.5%
  1,400  Gramercy Capital Corp.                                     $   28,840
                                                                    ----------

         HEALTHCARE - 0.5%
  2,500  Omega Healthcare Investors, Inc.                               29,500
                                                                    ----------

         INDUSTRIAL/OFFICE - 1.1%
    600  Parkway Properties, Inc.                                       30,450
  1,900  Strategic Hotel Capital, Inc. (b)                              31,350
                                                                    ----------
                                                                        61,800
                                                                    ----------

         TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $120,081)        $  120,140
                                                                    ----------

================================================================================
 SHARES  MONEY MARKET SECURITIES - 8.0%                                 VALUE
--------------------------------------------------------------------------------
428,248  First American Treasury Obligation - Class Y (Cost $428,248)$ 428,248
                                                                    ----------

         TOTAL INVESTMENTS AT VALUE - 111.8% (Cost $5,495,742)      $6,025,484

         LIABILITIES IN EXCESS OF OTHER ASSETS - (11.8%)              (635,434)
                                                                    ----------
         NET ASSETS - 100.0%                                        $5,390,050
                                                                    ==========

(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

 See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND

SCHEDULE OF SECURITIES SOLD SHORT

DECEMBER 31, 2004 (UNAUDITED)
================================================================================
 SHARES  COMMON STOCKS - 67.3%                                          VALUE
--------------------------------------------------------------------------------
         CONSUMER DISCRETIONARY - 14.5%
  3,000  Action Performance Cos., Inc.                              $   32,970
    600  Bandag, Inc.                                                   29,886
    800  Brookstone, Inc. (a)                                           15,640
  1,500  CDI Corp.                                                      32,070
  2,700  Callaway Golf Co.                                              36,450
  1,200  CarMax, Inc. (a)                                               37,260
  1,000  Cost Plus, Inc. (a)                                            32,130
    800  Deckers Outdoor Corp. (a)                                      37,592
  1,700  Federal Signal Corp.                                           30,022
  2,500  Hancock Fabrics, Inc.                                          25,925
  1,000  Jos. A. Bank Clothiers, Inc. (a)                               28,300
  2,000  K2, Inc. (a)                                                   31,760
  2,200  Labor Ready, Inc. (a)                                          37,224
  1,400  Leapfrog Enterprises, Inc. (a)                                 19,040
    700  Lee Enterprises, Inc.                                          32,256
  1,700  Movie Gallery, Inc.                                            32,419
    700  Oxford Industries, Inc.                                        28,910
  3,200  Payless ShoeSource, Inc. (a)                                   39,360
  1,400  Priceline.com, Inc. (a)                                        33,026
    700  Resources Connection, Inc. (a)                                 38,017
    900  Shuffle Master, Inc. (a)                                       42,390
    100  Superior Industries International, Inc.                         2,905
  1,000  WMS Industries, Inc.(a)                                        33,540
  1,500  West Marine, Inc. (a)                                          37,125
    800  Winnebago Industries, Inc.                                     31,248
                                                                    ----------
                                                                       777,465
                                                                    ----------
         CONSUMER STAPLES - 6.1%
  1,100  American Italian Pasta Co.                                     25,575
    800  Casey's General Stores, Inc.                                   14,520
  1,300  Central European Distribution Corp. (a)                        38,402
    800  ITT Educational Services, Inc. (a)                             38,040
  1,600  Lance, Inc.                                                    30,448
  1,200  Mobile Mini, Inc. (a)                                          39,648
    600  P.F. Chang's China Bistro, Inc. (a)                            33,810
    900  Sanderson Farms, Inc.                                          38,952
  1,400  Sensient Technologies Corp.                                    33,586
  1,700  Tupperware Corp.                                               35,224
                                                                    ----------
                                                                       328,205
                                                                    ----------
         ENERGY - 2.4%
  5,600  Grey Wolf, Inc. (a)                                            29,512
  3,000  KFx, Inc. (a)                                                  43,560
  1,800  McDermott International, Inc. (a)                              33,048
  1,200  McMoRan Exploration Co. (a)                                    22,440
                                                                    ----------
                                                                       128,560
                                                                     ----------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
 SHARES  COMMON STOCKS - 67.3% (Continued)                              VALUE
--------------------------------------------------------------------------------
         FINANCIALS - 8.8%
    600  Affiliated Managers Group, Inc. (a)                        $   40,644
  1,300  Boston Private Financial Holdings, Inc.                        36,621
  1,600  Capstead Mortgage Corp.                                        16,864
  1,700  Cash America International, Inc.                               50,541
    600  Corus Bankshares, Inc.                                         28,806
    700  CoStar Group, Inc. (a)                                         32,326
  1,500  FTI Consulting, Inc. (a)                                       31,605
    600  Global Payments, Inc.                                          35,124
  3,900  LaBranche & Co., Inc. (a)                                      34,944
  2,300  Metris Cos., Inc. (a)                                          29,325
  1,210  Oriental Financial Group, Inc.                                 34,255
  1,000  Portfolio Recovery Associates, Inc. (a)                        41,220
  1,000  PrivateBancorp, Inc.                                           32,230
  1,400  Riggs National Corp.                                           29,764
                                                                    ----------
                                                                       474,269
                                                                    ----------
         HEALTHCARE - 13.7%
  2,200  AMN Healthcare Services, Inc. (a)                              35,002
  1,500  Able Laboratories, Inc. (a)                                    34,125
    800  Affymetrix, Inc. (a)                                           29,240
  1,100  American Healthways, Inc. (a)                                  36,344
  1,100  ArthroCare Corp. (a)                                           35,266
  1,600  CV Therapeutics, Inc. (a)                                      36,800
    700  Cerner Corp. (a)                                               37,219
  1,800  Eclipsys Corp. (a)                                             36,774
  1,995  Enzo Biochem, Inc. (a)                                         38,842
  1,300  Hollis-Eden Pharmaceuticals, Inc. (a)                          12,246
  1,200  ICU Medical, Inc. (a)                                          32,808
  1,400  K-V Pharmaceutical Co. - Class A (a)                           30,870
    900  Kensey Nash Corp. (a)                                          31,077
  1,200  Longs Drug Stores Corp.                                        33,084
  1,400  Nautilus Group, Inc. (The)                                     33,838
  1,500  Northfield Laboratories, Inc. (a)                              33,825
  5,800  OCA, Inc. (a)                                                  36,830
  1,000  PolyMedica Corp.                                               37,290
  1,300  Serologicals Corp. (a)                                         28,756
    800  Sunrise Senior Living, Inc. (a)                                37,088
  1,000  USANA Health Sciences, Inc. (a)                                34,200
    600  Ventana Medical Systems, Inc. (a)                              38,394
                                                                    ----------
                                                                       739,918
                                                                    ----------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
 SHARES  COMMON STOCKS - 67.3% (Continued)                              VALUE
--------------------------------------------------------------------------------
         INDUSTRIALS - 6.0%
  1,500  ABM Industries, Inc.                                       $   29,580
  3,400  AMR Corp. (a)                                                  37,230
    700  EMCOR Group, Inc. (a)                                          31,626
  2,500  General Cable Corp. (a)                                        34,625
    700  HNI Corp.                                                      30,135
  1,600  Insituform Technologies, Inc. (a)                              36,272
  1,400  JLG Industries, Inc.                                           27,482
  2,800  Northwest Airlines Corp. (a)                                   30,604
  2,400  Orbital Sciences Corp. (a)                                     28,392
  1,100  Trinity Industries, Inc.                                       37,488
                                                                    ----------
                                                                       323,434
                                                                    ----------
         INFORMATION TECHNOLOGY - 4.0%
  1,700  ADE Corp. (a)                                                  31,824
  4,400  Aspen Technology, Inc. (a)                                     27,324
  3,900  FalconStor Software, Inc. (a)                                  37,323
  3,500  Insight Communications Co., Inc. (a)                           32,445
  1,100  Magma Design Automation, Inc. (a)                              13,816
  1,800  Sonic Solutions (a)                                            40,392
  1,000  Stratasys, Inc. (a)                                            33,560
                                                                    ----------
                                                                       216,684
                                                                    ----------
         MATERIALS - 4.8%
  2,900  Champion Enterprises, Inc. (a)                                 34,278
    400  Eagle Materials, Inc.                                          34,540
  1,200  Great Lakes Chemical Corp.                                     34,188
  1,700  H.B. Fuller Co.                                                48,467
    800  MacDermid, Inc.                                                28,880
  1,700  Shaw Group, Inc. (The) (a)                                     30,345
  1,200  USG Corp. (a)                                                  48,324
                                                                    ----------
                                                                       259,022
                                                                    ----------

         TELECOMMUNICATIONS SERVICES - 0.8%
  1,700  UNOVA, Inc. (a)                                                42,993
                                                                    ----------

         UTILITIES - 6.2%
  1,500  Allegheny Energy, Inc. (a)                                     29,565
  3,200  CMS Energy Corp. (a)                                           33,440
  1,700  Duquesne Light Holdings, Inc.                                  32,045
  1,700  Energy Partners, Ltd. (a)                                      34,459
  1,000  Ionics, Inc. (a)                                               43,340
    800  Nicor, Inc.                                                    29,552
  1,400  Piedmont Natural Gas Co., Inc.                                 32,536
  3,400  Sierra Pacific Resources (a)                                   35,700
  2,300  TECO Energy, Inc.                                              35,282
  1,200  Unisource Energy Corp.                                         28,932
                                                                    ----------
                                                                       334,851
                                                                    ----------

         TOTAL COMMON STOCKS (Proceeds $3,168,735)                  $3,625,401
                                                                    ----------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
 SHARES  REAL ESTATE INVESTMENT TRUSTS - 1.0%                           VALUE
--------------------------------------------------------------------------------
         DIVERSIFIED - 0.5%
  1,300  Lexington Corporate Properties Trust                       $   29,354
                                                                    ----------

         INDUSTRIAL/OFFICE - 0.5%
  1,000  Bedford Property Investors, Inc.                               28,410
                                                                    ----------

         TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $60,387)     $   57,764
                                                                    ----------

         TOTAL SECURITIES SOLD SHORT - 68.3% (Proceeds $3,229,122)  $3,683,165
                                                                    ==========

(a)  Non-income producing security.

 See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

The TFS Market Neutral Fund (the "Fund") is a diversified series of TFS Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. On June 28, 2004, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to TFS Capital LLC (the "Adviser"), the investment adviser to the Fund. The Fund commenced operations on September 7, 2004.

The Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market. The term "U.S. equity market" means the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than would result from a long-only investment in the U.S. equity market. "Long-only" refers to a portfolio of common stocks that mimics the movement of the S&P 500 Index, as opposed to one that attempts to hedge equity market risk through the use of short positions, equity options or futures contracts.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 180 days of the date of purchase. For the period ended December 31, 2004, no redemption fees were collected.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. The tax character of distributions paid during the period ended December 31, 2004 was ordinary income.

TFS MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

Short positions - The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2004:

           Cost of portfolio investments and
           securities sold short                       $ 2,274,218
                                                    =================
           Gross unrealized appreciation                 $ 606,160
           Gross unrealized depreciation                  (538,059)
                                                    -----------------
           Net unrealized appreciation                   $  68,101
           Undistributed ordinary income                    27,273
                                                    -----------------
           Accumulated earnings                          $  95,374
                                                    =================

The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to the tax deferral of losses on wash sales.

3.   INVESTMENT TRANSACTIONS

During the period ended December 31, 2004, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $6,525,753 and $1,597,534, respectively.

TFS MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of average daily net assets of the Fund.

The Adviser has contractually agreed to waive its advisory fees and to absorb the Fund's operating expenses (for the life of the Fund) to the extent necessary to limit the Fund's ordinary operating expenses (all expenses except brokerage, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and extraordinary expenses) to an amount not exceeding 2.50% of the Fund's average daily net assets (the "Expense Cap"). As a result of the Expense Cap, the Adviser waived its entire investment advisory fee of $24,190 and reimbursed the Fund for other operating expenses of $44,049 during the period ended December 31, 2004.

Advisory fee waivers and expenses absorbed by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause the Fund's ordinary operating expenses to exceed the 2.50% Expense Cap. As of December 31, 2004, the Adviser may in the future recoup from the Fund fees waived and expenses reimbursed totaling $68,239, but not later than June 30, 2008.

The President of the Trust is also a Principal of the Adviser. Additionally, this individual serves as Chief Compliance Officer of the Trust and of the Adviser. The Fund reimburses the Adviser $18,000 annually, representing the Principal's compensation as the Chief Compliance Officer of the Trust.

ADMINISTRATION AGREEMENT
Under the terms of an  Administration  Agreement,  Ultimus Fund  Solutions,  LLC
("Ultimus")  supplies  non-investment  related  statistical  and research  data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets between $50 million and $100 million; 0.10% of such net assets between $100 million and $250 million; 0.075% of such net assets between $250 million and $500 million; and 0.05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000. The foregoing fee was discounted by 20% during the period ended December 31, 2004. Accordingly, Ultimus was paid $6,400 for administration fees during the period. Certain officers of the Trust are also officers of Ultimus.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund. Additionally, on a monthly basis, Ultimus receives $5 per trade for accounting for portfolio trades in excess of two hundred trades. The foregoing fees were discounted 20% during the period ended December 31, 2004. Accordingly, Ultimus was paid $9,542 for accounting services fees. During the period In addition, the Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

TFS MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, subject to a $1,500 minimum monthly fee. The foregoing fee was discounted by 20% during the period ended December 31, 2004. Accordingly, Ultimus received $4,800 for transfer agent fees during the period. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

5.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

TFS CAPITAL INVESTMENT TRUST
TFS MARKET NEUTRAL FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

TFS CAPITAL INVESTMENT TRUST
TFS MARKET NEUTRAL FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
--------------------------------------------------------------------------------

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.


--------------------------------------------------------------------------------
                                      Beginning       Ending
                                    Account Value  Account Value  Expenses Paid
                                    Sept. 7, 2004  Dec. 31, 2004  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00      $ 1,034.70       $10.96
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return      $1,000.00      $ 1,005.12       $10.80
      (before expenses)
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 3.39% for the period, multiplied by the average account value over the period, multiplied by 116/365 (to reflect the period covered by this report).









A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust
             ------------------------------------------------------------


By (Signature and Title)*     /s/ Larry S. Eiben
                           --------------------------------------

                           Larry S. Eiben, President

Date          February 22, 2005
      -----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Larry S. Eiben
                           --------------------------------------

                           Larry S. Eiben, President

Date          February 22, 2005
      -----------------------------------




By (Signature and Title)*     /s/ Mark J. Seger
                           --------------------------------------

                           Mark J. Seger, Treasurer


Date          February 22, 2005
      -----------------------------------


* Print the name and title of each signing officer under his or her signature.